LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2018 the aggregate annual principal payments required to be made under the Company’s debt facilities are as follows:

Debt payments in $'000s	Total	2019	2020	2021	2022	2023	More than 5 years
Credit Facility (1)	313,400	313,400	-	-	-	-	-
Financing of Newbuildings (2)	127,140	7,273	7,629	7,960	8,327	8,711	87,239
Total	440,540	320,673	7,629	7,960	8,327	8,711	87,239

(1)	Refers to obligation to repay indebtness outstanding as of December 31, 2018 under the Credit Facility
(2)	Refers to obligation to repay indebtness outstanding as of December 31, 2018 for three newbuildings delivered in 2018